Leases (Tables)	12 Months Ended
Jun. 30, 2020
Leases [Abstract]
Schedule of future aggregate minimum lease non-cancellable operating leases

	06.30.20	06.30.19	06.30.18
No later than 1 year	2,428	9,825	5,750
Later than 1 year and not later than 5 years	5,410	15,160	11,118
More than 5 years	2,397	2,098	2,680
	10,235	27,083	19,548

	06.30.20	06.30.19	06.30.18
No later than 1 year	1,211	13,216	11,334
Later than 1 year and not later than 5 years	22,063	29,731	51,018
More than 5 years	10,673	21,360	18,625
	33,947	64,307	80,977

	06.30.20	06.30.19	06.30.18
No later than 1 year	122	87	60
Later than 1 year and not later than 5 years	148	241	160
More than 5 years	-	7	17
	270	335	237